Acquisition of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 0
Additions	4,238
Accumulated amortization	319
Net carrying amount	3,919
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Additions	1,716
Accumulated amortization	66
Net carrying amount	1,650
Software Technology
Finite-Lived Intangible Assets [Line Items]
Additions	2,260
Accumulated amortization	233
Net carrying amount	2,027
Trademarks and Trade Names
Finite-Lived Intangible Assets [Line Items]
Additions	262
Accumulated amortization	20
Net carrying amount	$ 242